BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
BUSINESS COMBINATION
BUSINESS COMBINATION

a)	Acquisition of 100% interest in Lake Shore Gold Corp. ("Lake Shore Gold")

i.	Terms of the business combination
On April 1, 2016 (the “Acquisition Date”), the Company completed the previously announced acquisition of Lake Shore Gold pursuant to a statutory plan of arrangement (the “Arrangement”). The Arrangement was approved by shareholders of the Company and the shareholders of Lake Shore Gold on March 31, 2016 and received final court approval on April 1, 2016.
The Arrangement was completed pursuant to the terms of a definitive arrangement agreement dated February 8, 2016 between the Company and Lake Shore Gold (the “Arrangement Agreement”). Pursuant to the terms of the Arrangement Agreement, Lake Shore Gold became a wholly-owned subsidiary of the Company on April 1, 2016 and all of the issued and outstanding common shares of Lake Shore Gold (each a “Lake Shore Gold Share”) were transferred to the Company in consideration for the issuance by the Company of 0.1467 of a common share for each Lake Shore Gold Share (each whole common share a “Tahoe Share”).
In connection with the closing of the Arrangement, the Company issued an aggregate of 69,239,629 Tahoe Shares to the former shareholders of Lake Shore Gold. The Company authorized the issuance of up to an additional 1,621,877 Tahoe Shares issuable upon the exercise of former stock options to acquire Lake Shore Gold Shares.
Total consideration paid was based on the April 1, 2016 opening price of Tahoe Shares on the Toronto Stock Exchange (“TSX”) of CAD$12.75 and a CAD to USD foreign exchange rate of 0.7665, and is comprised of the following:

	Shares Issued/Issuable	Consideration
Fair value estimate of the Tahoe share consideration	69,239,629	$676,670
Fair value estimate of the consideration for options(1)	1,621,877	8,436
Total consideration	70,861,506	$685,106

(1)
The fair value of the options was determined using the Black-Scholes option pricing model. Where applicable, the inputs and ranges used in the measurement of the fair value (CAD) of the options were as follows:

Share price (CAD) at April 1, 2016	$12.75
Exercise price (CAD)	2.79-25.97
Expected volatility	48.41%-62.60%
Expected life (years)	0.04-4.67
Expected dividend yield	2.46%
Risk-free interest rate	0.54%-0.62%
Fair value (CAD)	0.01-9.65
April 1, 2016 CAD to USD exchange rate	$0.77
Fair value (USD)	0.01-7.40

This acquisition has been accounted for as a business combination with Tahoe as the acquirer. The allocation of the purchase price has been finalized. Management determined the fair values of identifiable assets and liabilities, measured the associated deferred income tax assets and liabilities, and determined the value of goodwill.
The final allocation of the purchase price is as follows:

Cash and cash equivalents	$70,187
Trade and other receivables	4,930
Inventories	13,774
Other current and non-current assets	3,876
Property, plant and equipment	174,747
Mineral interests and exploration potential	615,939
Goodwill(1)	54,617

Accounts payable, accrued liabilities and other(2)	(45,246)
Lease obligation	(16,589)
Reclamation provision	(3,721)
Convertible debentures	(105,693)
Deferred tax liability	(81,715)
Total net assets acquired	$685,106

(1)	Goodwill of $54,617 was recognized due to the deferred tax liability generated on the business combination. The total amount of goodwill that is expected to be deductible for tax purposes is $nil.

(2)
Accounts payable, accrued liabilities and other includes a liability of $2,131 relating to PSUs which were outstanding and not converted prior to the acquisition on April 1, 2016. The PSUs were converted into 211,442 commons shares of the Company during the year ended December 31, 2016.

Lake Shore Gold’s principal mining properties are its 100% owned Bell Creek and Timmins West gold mines (together the “Timmins mines”) located in northeastern Ontario, Canada (note 23). Total transaction costs incurred relating to the acquisition and included in general and administrative expenses for the year ended December 31, 2016 are $11,134. Included in these transaction costs are 455,019 common shares of the Company issued with a value of $5,332.
The acquisition supports the Company’s growth strategy by adding high-quality assets which will increase the sustainable production level, contribute to cash flow and diversify the Company’s operations.

ii.	Convertible debentures
Lake Shore Gold had outstanding a class of 6.25% convertible unsecured debentures (the “Debentures”), which were governed by an indenture dated September 7, 2012, as supplemented effective April 1, 2016. On April 1, 2016, as a result of the completion of Tahoe’s acquisition of Lake Shore Gold, Lake Shore Gold gave notice of its offer to purchase in exchange for Tahoe Shares, all of its outstanding Debentures at 100% of the principal amount plus accrued and unpaid interest (the “Change of Control Offer”).
Concurrently with the Change of Control Offer, Lake Shore Gold gave notice of its election to redeem the Debentures on May 16, 2016 at a price equal to their principal amount plus accrued and unpaid interest. The Company elected to satisfy its obligation to repay the principal amount of the Debentures by issuing Tahoe Shares to the holders of the Debentures. The number of Tahoe Shares to be issued was determined by dividing the aggregate principal amount of the outstanding Debentures redeemed by 95% of the volume weighted average trading price of Tahoe Shares on the TSX for the 20 trading days ended on and including May 9, 2016.
Debentureholders maintained the right to convert the Debentures at any time prior to May 13, 2016 at a conversion price of CAD$9.5433 per Tahoe Share, being a conversion rate of 104.7856 Tahoe Shares per $1,000 principal amount of the Debentures. An aggregate of 10,611,411 Tahoe Shares were issued pursuant to the exercise of conversion rights available to the debentureholders. The Debentures remaining outstanding after voluntary conversions were redeemed by Lake Shore Gold on May 16, 2016 for an aggregate of 122,264 Tahoe Shares, and the Debentures were delisted from trading on the Toronto Stock Exchange at the close of business that day. As a result of the redemption of the remaining debentures during the year ended December 31, 2016, the Company recognized a non-cash loss of $32,304 reflecting the appreciation of Tahoe’s share price between the closing price on April 1, 2016 and completion of the redemption on May 16, 2016.